S-K 1603(a) SPAC Sponsor	Aug. 12, 2025 shares
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Our sponsor is a Delaware limited liability company, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Philip Krim, our Chairman, is the manager of our sponsor and controls its management, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. Each of Messrs. Krim, Atmeh, DeLucia, Caron and Pannas, directly or indirectly, will own approximately [ ]%, [ ]%, [ ]%, [ ]% and [ ]% of the membership interests of our sponsor, respectively. Mr. Cotton will own membership interests in our sponsor representing an indirect interest in 20,000 founder shares. Other than such persons no other person will have a direct or indirect material interest in our sponsor. Three of our independent directors, Messrs. Alexander, Sheriff and Stadlen, will receive an aggregate of 120,000 founder shares for their services as directors.
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 750,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor. While there are currently no circumstances or arrangements contemplated under which our sponsor, its members or affiliates, or our directors or officers could indirectly transfer ownership of securities owned by our sponsor through transfers of sponsor membership interests, such transfers are not prohibited. “See — Risk Factors — The ownership interest of our sponsor may change, and our sponsor may divest its ownership interest in us before identifying a business combination, which could deprive us of key personnel and advisors.”

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup

Tailwind 2.0 Sponsor LLC Philip Krim Sharo M. Atmeh Michael DeLucia Eliot Cotton Andreas Penna Ralph Alexander Evan Caron Alan Sheriff Tommy Stadlen

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private Placement Units (including underlying securities)	30 days after the completion of our initial business combination	Tailwind 2.0 Sponsor LLC	Same as above
Any units, Share Rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares purchased in this offering (if any)	180 days after the date of this prospectus	Tailwind 2.0 Sponsor LLC Philip Krim Sharo M. Atmeh Michael DeLucia Eliot Cotton Andreas Penna Ralph Alexander Evan Caron Alan Sheriff Tommy Stadlen

CCM, as the representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time with prior written consent. These transfer restrictions will not apply to transfers to the sponsor by the officers and directors. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Krim [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Krim
Atmeh [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Atmeh
DeLucia [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	DeLucia
Caron [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Caron
Pannas [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Pannas
Alexander [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	120,000
Sheriff [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	120,000
Stadlen [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	120,000